Stock Based Compensation - Schedule of Assumptions Used to Estimate the Fair Value of Stock Options Granted (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years	6 years
Volatility, minimum	49.01%	48.89%	47.60%
Volatility, maximum	49.29%	49.49%	48.84%
Risk-free interest rate, minimum	0.50%	0.26%	1.45%
Risk-free interest rate, maximum	0.63%	0.67%	2.62%
Dividend yield	0.00%	0.00%	0.00%